UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.4%
--------------------------------------------------------------------------------------------------------
Bank of Montreal Chicago, 2.70%, 4/15/05                             $   85,000,000    $     85,000,000
--------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, 2.77%, 6/29/05 1                                   150,000,000         149,985,278
--------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
2.95%, 6/13/05                                                          105,500,000         105,500,000
2.96%, 6/15/05                                                           20,400,000          20,400,000
--------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 2.765%, 6/22/05 1                                125,000,000         124,987,282
--------------------------------------------------------------------------------------------------------
Calyon, New York:
2.55%, 4/6/05                                                           200,000,000         200,000,000
2.78%, 5/5/05                                                           170,000,000         170,000,000
--------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 2.78%, 6/28/05 1                  90,000,000          89,993,449
--------------------------------------------------------------------------------------------------------
Citibank NA:
2.645%, 4/25/05                                                         145,000,000         145,000,000
2.95%, 6/15/05                                                           45,000,000          45,000,000
--------------------------------------------------------------------------------------------------------
Danske Bank, New York, 2.78%, 6/24/05 1                                 100,000,000          99,993,034
--------------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York:
2.555%, 4/11/05                                                          35,000,000          35,000,000
2.575%, 4/13/05                                                          14,000,000          14,000,000
--------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 2.84%, 5/27/05                           100,000,000         100,000,000
--------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch:
2.55%, 4/7/05                                                            50,000,000          50,000,000
2.775%, 6/29/05 1                                                        73,000,000          72,993,731
2.82%, 5/20/05                                                          129,000,000         129,000,000
2.915%, 6/10/05                                                          71,000,000          70,993,634
--------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York Branch, 2.78%, 6/27/05 1                 150,000,000         149,989,204
--------------------------------------------------------------------------------------------------------
Societe Generale, New York, 2.73%, 6/14/05 1                            117,000,000         116,991,820
--------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY:
2.60%, 4/4/05                                                            65,000,000          65,000,000
2.71%, 4/18/05                                                           80,000,000          80,000,000
2.92%, 5/31/05                                                          100,000,000         100,000,000
--------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York:
2.51%, 4/4/05                                                            50,000,000          49,999,913
2.645%, 4/15/05                                                          50,000,000          50,000,000
--------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
2.71%, 4/20/05                                                          150,000,000         150,000,000
2.78%, 5/11/05                                                           85,000,000          85,000,000
--------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
2.70%, 5/4/05                                                            90,000,000          89,999,180
2.74%, 5/16/05                                                          150,000,000         149,988,584
2.84%, 5/27/05                                                           86,000,000          85,998,671
2.99%, 6/20/05                                                           94,720,000          94,720,000
                                                                                       -----------------
Total Certificates of Deposit (Cost $2,975,533,780)                                       2,975,533,780

--------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--0.5%
--------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC
California LLC, 2.61%, 4/19/05 (Cost $112,852,535)                      113,000,000         112,852,535
--------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.2%
--------------------------------------------------------------------------------------------------------
AB SPINTAB:
2.50%, 4/4/05                                                            70,000,000          69,985,417
2.695%, 5/6/05                                                           85,700,000          85,475,454
2.80%, 5/23/05                                                           75,995,000          75,687,642
--------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., 2.78%, 5/4/05                      33,244,000          33,159,283
--------------------------------------------------------------------------------------------------------


1            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
Bank of America NA, 2.70%, 5/5/05                                    $   75,000,000    $     75,000,000
--------------------------------------------------------------------------------------------------------
Barclays US Funding Corp.:
2.595%, 4/4/05                                                           42,000,000          41,990,918
2.70%, 5/6/05                                                           130,000,000         129,658,750
2.83%, 5/26/05                                                          139,150,000         138,548,370
2.83%, 5/27/05                                                          115,000,000         114,493,744
--------------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc., 2.544%, 4/11/05                               50,000,000          49,964,667
--------------------------------------------------------------------------------------------------------
Danske Corp., Series A, 2.54%, 4/5/05                                    69,500,000          69,480,386
--------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.55%, 4/13/05                                                          218,500,000         218,314,275
2.78%, 5/20/05                                                           49,750,000          49,561,752
2.85%, 6/1/05                                                           140,000,000         139,323,917
--------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.53%, 4/7/05 2                                                          80,000,000          79,966,267
2.85%, 6/3/05 2                                                         145,400,000         144,674,818
--------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
2.53%, 4/5/05 2                                                          50,000,000          49,985,944
2.59%, 4/13/05                                                           22,878,000          22,858,249
2.595%, 4/7/05                                                           88,900,000          88,861,551
2.61%, 4/21/05                                                          100,000,000          99,855,000
2.66%, 4/28/05                                                           27,000,000          26,946,135
2.68%, 5/4/05                                                            65,100,000          64,940,071
2.715%, 5/11/05                                                          25,000,000          24,924,583
2.81%, 5/24/05                                                           34,000,000          33,859,344
3%, 6/29/05                                                             118,000,000         117,124,833
3%, 6/30/05                                                              50,000,000          49,625,000
--------------------------------------------------------------------------------------------------------
LaSalle Bank NA, 2.76%, 5/4/05                                          123,200,000         123,200,000
--------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
2.54%, 4/8/05                                                            24,000,000          23,988,147
2.63%, 4/13/05                                                           45,340,000          45,300,252
2.82%, 5/25/05                                                           13,000,000          12,945,010
--------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp., 3%, 6/30/05                                21,200,000          21,041,000
--------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 3%, 6/28/05                                  50,000,000          49,633,333
--------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 2.70%, 5/10/05 2                                       55,000,000          54,839,125
--------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
2.54%, 4/8/05 2                                                         165,000,000         164,918,508
2.58%, 4/14/05 2                                                          5,500,000           5,494,876
2.695%, 5/6/05 2                                                        100,000,000          99,737,986
2.71%, 5/10/05 2                                                        100,000,000          99,706,417
2.85%, 6/24/05 2                                                         40,000,000          39,720,000
--------------------------------------------------------------------------------------------------------
Societe Generale North America, 2.69%, 5/9/05                           250,000,000         249,290,139
--------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 2.15%, 4/4/05 2                                    80,000,000          79,985,667
--------------------------------------------------------------------------------------------------------
Standard Federal Bank, 2.62%, 4/1/05                                     85,000,000          85,000,000
--------------------------------------------------------------------------------------------------------
Swedbank AB:
2.72%, 5/13/05                                                          100,000,000          99,682,667
2.96%, 6/17/05                                                           81,500,000          80,984,014
--------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings, Inc., 3%, 6/30/05 2                          190,000,000         188,575,000
--------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
2.625%, 4/7/05                                                          200,000,000         199,912,500
2.625%, 4/8/05                                                          150,000,000         149,923,438
2.86%, 5/12/05                                                           49,500,000          49,338,768


2            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
2.86%, 5/13/05                                                       $  150,000,000    $    149,499,500
                                                                                       -----------------
Total Direct Bank Obligations (Cost $4,166,982,717)                                       4,166,982,717

--------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--63.5%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED--21.8%
Amsterdam Funding Corp., 2.79%, 4/21/05 2                                40,000,000          39,938,000
--------------------------------------------------------------------------------------------------------
Barton Capital Corp., 2.80%, 4/5/05 2                                     2,729,000           2,728,151
--------------------------------------------------------------------------------------------------------
Cable Beach LP, 2.592%, 4/11/05 2                                        75,000,000          74,946,000
--------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
2.59%, 4/13/05 2                                                         97,180,000          97,096,101
2.90%, 4/1/05 2                                                          69,000,000          69,000,000
2.90%, 5/9/05 2                                                          85,800,000          85,537,805
2.90%, 6/2/05 2                                                          68,000,000          67,660,378
--------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
2.16%, 4/6/05 2                                                          69,000,000          68,979,300
2.59%, 4/14/05 2                                                         37,878,000          37,842,574
2.64%, 4/18/05 2                                                         10,030,000          10,017,496
--------------------------------------------------------------------------------------------------------
Eiffel Funding LLC:
2.57%, 4/11/05 2                                                         33,500,000          33,476,085
2.58%, 4/14/05 2                                                         21,000,000          20,980,435
--------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 2.85%, 5/27/05 2                                  19,222,000          19,136,782
--------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
2.88%, 6/2/05                                                            60,000,000          59,702,400
2.88%, 6/3/05                                                            63,000,000          62,682,480
--------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 2.74%, 5/11/05                                     168,570,000         168,056,798
--------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 2.90%, 5/18/05 2                            27,250,000          27,146,828
--------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
2.67%, 4/1/05 2                                                          96,283,000          96,283,000
2.70%, 4/11/05 2                                                         24,150,000          24,131,217
2.79%, 4/14/05 2                                                         85,000,000          84,914,363
2.80%, 4/8/05 2                                                          85,855,000          85,808,257
2.81%, 4/4/05 2                                                          99,000,000          98,976,818
2.82%, 4/25/05 2                                                         19,725,000          19,687,917
2.83%, 4/26/05 2                                                         24,000,000          23,952,833
--------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
2.56%, 4/8/05 2                                                          28,000,000          27,986,062
2.725%, 5/11/05 2                                                        75,000,000          74,772,917
2.83%, 5/26/05 2                                                         85,000,000          84,632,493
--------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
2.63%, 4/4/05 2                                                          83,000,000          82,981,602
2.82%, 5/17/05 2                                                         50,000,000          49,819,833
2.89%, 6/6/05 2                                                         161,511,000         160,655,261
--------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.15%, 4/5/05 2                                                          57,000,000          56,986,383
2.57%, 4/11/05 2                                                         81,100,000          81,042,104
2.63%, 4/18/05 2                                                         26,902,000          26,868,450
2.705%, 5/6/05 2                                                         41,786,000          41,676,109


3            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
2.71%, 5/5/05 2                                                      $   65,495,000    $     65,327,369
2.82%, 5/17/05 2                                                         75,495,000          75,222,966
2.84%, 5/23/05 2                                                         28,458,000          28,341,259
2.90%, 6/6/05 2                                                          17,000,000          16,909,617
2.93%, 6/7/05 2                                                          17,446,000          17,350,866
--------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
2.56%, 4/1/05 2                                                         100,000,000         100,000,000
2.61%, 4/15/05 2                                                         47,068,000          47,020,226
2.67%, 4/18/05 2                                                        157,500,000         157,302,363
2.71%, 4/28/05 2                                                          9,500,000           9,480,798
2.81%, 4/11/05 2                                                         20,000,000          19,984,389
2.86%, 5/23/05 2                                                         25,000,000          24,896,722
3.04%, 6/22/05 2                                                         54,242,000          53,866,404
--------------------------------------------------------------------------------------------------------
New Center Asset Trust:
2.63%, 4/14/05                                                          200,000,000         199,810,417
2.64%, 4/15/05                                                          110,000,000         109,887,067
2.82%, 5/16/05                                                          100,000,000          99,647,500
2.87%, 6/1/05                                                            10,000,000           9,951,369
--------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
2.61%, 4/4/05 2                                                          34,601,000          34,593,474
2.93%, 5/23/05 2                                                        100,000,000          99,576,778
2.98%, 6/16/05 2                                                        100,000,000          99,370,889
2.98%, 6/17/05 2                                                         75,722,000          75,239,356
3%, 6/20/05 2                                                            99,703,000          99,038,313
--------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.80%, 4/19/05 2                            35,000,000          34,951,000
--------------------------------------------------------------------------------------------------------
Solitaire Funding LLC:
2.73%, 5/11/05 2                                                         57,949,000          57,773,221
2.78%, 5/9/05 2                                                          57,800,000          57,630,389
2.98%, 6/15/05 2                                                         80,605,000          80,104,577
2.98%, 6/17/05 2                                                         33,000,000          32,789,662
--------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.95%, 5/31/05 2                  150,000,000         149,360,833
--------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
2.65%, 4/22/05 2                                                         27,568,000          27,525,384
2.66%, 4/1/05 2                                                          62,939,000          62,939,000
2.71%, 4/6/05 2                                                          11,000,000          10,995,860
2.72%, 5/5/05 2                                                          97,000,000          96,750,818
2.80%, 4/12/05 2                                                          5,008,000           5,003,715
2.80%, 4/20/05 2                                                         30,107,000          30,062,509
2.80%, 4/21/05 2                                                         63,338,000          63,239,474
2.80%, 4/26/05 2                                                        108,770,000         108,565,115
2.81%, 4/18/05 2                                                          1,802,000           1,799,609
--------------------------------------------------------------------------------------------------------
Windmill Funding Corp.:
2.57%, 4/6/05 2                                                          32,418,000          32,406,429
2.63%, 4/20/05 2                                                         50,000,000          49,930,597
--------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 2.58%, 4/14/05 2                                   94,858,000          94,769,624
                                                                                       -----------------
                                                                                          4,505,519,190


4            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of South Georgia LLP, Series 2003, 2.91%, 8/1/05 1     $   11,600,000    $     11,600,000
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Illinois Tool Works, Inc.:
2.82%, 5/24/05                                                           91,115,000          90,736,721
2.82%, 5/25/05                                                           35,000,000          34,851,950
3%, 6/23/05                                                              40,950,000          40,666,763
                                                                                       -----------------
                                                                                            166,255,434

--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--10.3%
Banc of America Securities LLC, 2.82%, 4/1/05 1                         180,000,000         180,000,000
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
2.54%, 4/11/05                                                           90,000,000          89,936,500
2.69%, 5/9/05                                                           100,000,000          99,716,056
2.72%, 5/12/05                                                          219,500,000         218,820,038
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
2.555%, 4/15/05                                                         100,000,000          99,900,639
2.74%, 5/6/05                                                            50,000,000          49,866,806
2.79%, 5/4/05                                                            41,450,000          41,343,992
2.93%, 6/13/05                                                          250,000,000         248,514,653
--------------------------------------------------------------------------------------------------------
First Clearing LLC, 2.91%, 6/6/05 1                                     105,000,000         105,000,000
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
2.23%, 4/6/05                                                           165,000,000         165,000,000
2.76%, 10/31/05 1,3                                                     180,000,000         180,000,000
2.76%, 10/31/05 1,3                                                      70,000,000          70,000,000
--------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.125%, 12/15/05 1                               229,000,000         229,000,000
--------------------------------------------------------------------------------------------------------
Morgan Stanley:
2.80%, 4/27/05                                                          200,000,000         199,595,556
2.80%, 5/2/05                                                           150,000,000         149,638,333
                                                                                       -----------------
                                                                                          2,126,332,573

--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.0%
Bank of America Corp.:
2.60%, 4/20/05                                                          200,000,000         199,725,556
2.61%, 4/21/05                                                          180,000,000         179,739,000
2.72%, 5/13/05                                                          117,000,000         116,628,720
2.82%, 5/12/05                                                           50,000,000          49,839,417
2.95%, 6/15/05                                                           71,500,000          71,060,573
--------------------------------------------------------------------------------------------------------
Marshall & IIsley Corp., 2.61%, 4/1/05                                   20,000,000          20,000,000
--------------------------------------------------------------------------------------------------------
Wachovia Corp., 2.62%, 4/25/05                                          196,500,000         196,156,780
                                                                                       -----------------
                                                                                            833,150,046

--------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.9%
American Express Credit Corp., Series B:
2.851%, 8/11/05 1                                                        25,000,000          25,010,043
2.86%, 9/30/05 1                                                        125,000,000         125,025,244
--------------------------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., Series F, 2.98%, 4/25/05 1         35,000,000          35,007,469
                                                                                       -----------------
                                                                                            185,042,756

--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
American Express Credit Corp., Series B, 2.86%, 10/26/05 1               10,000,000          10,001,801


5            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.6%
General Electric Capital Corp.:
2.54%, 4/12/05                                                       $   70,000,000    $     69,945,672
2.78%, 5/20/05                                                          140,000,000         139,470,256
2.82%, 5/25/05                                                          134,600,000         134,030,642
2.86%, 6/2/05                                                            28,000,000          27,862,084
3%, 6/22/05                                                              50,000,000          49,658,333
--------------------------------------------------------------------------------------------------------
General Electric Capital Services:
2.60%, 4/20/05                                                          100,000,000          99,862,778
2.96%, 6/15/05                                                           25,000,000          24,845,833
2.96%, 6/16/05                                                          190,000,000         188,812,711
--------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
2.62%, 4/25/05                                                          100,000,000          99,825,333
2.69%, 5/6/05                                                            60,000,000          59,843,083
2.77%, 8/15/05 1                                                         71,000,000          71,000,000
--------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
2.62%, 4/22/05                                                          150,000,000         149,770,750
2.63%, 4/15/05                                                           85,000,000          84,913,064
2.67%, 4/27/05                                                           65,000,000          64,874,658
2.97%, 6/16/05                                                           20,000,000          19,874,600
2.97%, 6/17/05                                                          100,000,000          99,366,889
--------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
2.13%, 4/4/05                                                            79,000,000          78,985,978
2.56%, 4/13/05                                                          100,000,000          99,914,667
                                                                                       -----------------
                                                                                          1,562,857,331

--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp., 2.91%, 4/1/05 1                      15,700,000          15,700,000
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake Partners LP, Series 2003, 2.91%, 4/7/05 1             8,875,000           8,875,000
--------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ING America Insurance Holdings, Inc.:
2.59%, 4/12/05                                                           30,000,000          29,976,258
2.62%, 4/19/05                                                           50,000,000          49,934,500
2.86%, 6/2/05                                                            50,000,000          49,753,722
2.86%, 6/3/05                                                            50,000,000          49,749,750
2.93%, 5/31/05                                                           25,000,000          24,877,917
2.95%, 6/13/05                                                           63,000,000          62,623,138
2.97%, 6/16/05                                                           50,000,000          49,686,500
3%, 6/22/05                                                              40,000,000          39,726,667
--------------------------------------------------------------------------------------------------------
ING Verzekeringen NV, 3.01%, 6/22/05                                     65,000,000          64,554,353
--------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 2.81%,
4/15/05 1,4                                                              50,000,000          50,000,000
--------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 2.70%, 4/1/05 1                     48,000,000          48,000,000
--------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 2.85%,
4/15/05 1,3                                                              69,400,000          69,400,000
--------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.72%, 4/1/05 1,3                  165,000,000         165,000,000
--------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 2.97%, 4/23/05 1,3               115,000,000         115,000,000
--------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co.:
2.79%, 4/1/05 1,3                                                        50,000,000          50,000,000
2.79%, 11/17/05 1,3                                                      16,000,000          16,000,000


6            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
2.79%, 12/29/05 1,3                                                  $   15,000,000    $     15,000,000
                                                                                       -----------------
                                                                                            949,282,805

--------------------------------------------------------------------------------------------------------
LEASING & FACTORING--0.8%
American Honda Finance Corp., 2.711%, 12/6/05 1,4                        35,000,000          34,998,806
--------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 2.63%, 4/18/05                               140,000,000         139,826,128
                                                                                       -----------------
                                                                                            174,824,934

--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.8%
Procter & Gamble Co.:
2.70%, 5/9/05 2                                                          30,000,000          29,914,500
2.72%, 5/12/05 2                                                        135,000,000         134,581,800
2.81%, 5/25/05 2                                                         82,670,000          82,321,546
2.86%, 6/2/05 2                                                         115,000,000         114,433,561
                                                                                       -----------------
                                                                                            361,251,407

--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Alcon Capital Corp., 2.605%, 4/5/05 2                                    50,000,000          49,985,528
--------------------------------------------------------------------------------------------------------
Pfizer, Inc., 2.61%, 4/18/05 2                                           52,476,000          52,411,323
                                                                                       -----------------
                                                                                            102,396,851

--------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.1%
Blue Spice LLC:
2.51%, 4/1/05 2                                                         114,750,000         114,750,000
2.63%, 4/22/05 2                                                         85,000,000          84,869,596
--------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
2.705%, 11/8/05 1,4                                                     120,000,000         119,981,836
2.80%, 4/20/05 1,4                                                       90,000,000          89,978,252
2.81%, 6/30/05 1,4                                                       65,500,000          65,496,716
2.85%, 5/26/05 2                                                         51,000,000          50,777,938
3.02%, 6/30/05 2                                                         50,000,000          49,622,500
--------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
2.73%, 5/13/05 2                                                         50,000,000          49,840,750
2.76%, 10/17/05 1,3                                                     150,000,000         149,975,599
2.76%, 12/15/05 1,4                                                     187,000,000         186,960,346
2.80%, 10/31/05 1,4                                                     175,000,000         174,969,530
--------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
2.75%, 12/12/05 1,4                                                      50,000,000          49,996,526
2.814%, 4/18/05 1,4                                                      42,000,000          41,996,640
--------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 2.85%, 4/22/05 1,4                      156,500,000         156,500,000
--------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
2.55%, 4/11/05 2                                                         90,000,000          89,936,250
2.76%, 4/15/05 1,4                                                       29,000,000          28,992,325
2.76%, 6/17/05 1,4                                                       90,000,000          89,996,203
2.76%, 12/14/05 1,4                                                      80,000,000          79,982,961
2.76%, 12/15/05 1,4                                                     100,000,000          99,979,578
2.76%, 12/15/05 1,4                                                     114,000,000         113,976,595


7            |             CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
2.76%, 12/16/05 1,4                                                  $   80,000,000    $     79,982,923
2.785%, 5/17/05 1,4                                                      50,000,000          49,998,425
--------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, Series 2004-HEMM1, Cl.
A, 2.84%, 4/25/05 1                                                      70,000,000          69,999,432
                                                                                       -----------------
                                                                                          2,088,560,921

                                                                                       -----------------
Total Short-Term Notes (Cost $13,101,651,049)                                            13,101,651,049

--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.3%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.40%, 4/1/05                                    35,000,000          35,000,000
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 2.815%, 6/7/05                         25,000,000          24,868,792
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.55%, 5/4/05                                                            35,000,000          35,000,000
1.60%, 5/13/05                                                           25,000,000          25,000,000
1.66%, 5/20/05                                                           50,000,000          50,000,000
1.75%, 5/23/05                                                          100,000,000         100,000,000
                                                                                       -----------------
Total U.S. Government Agencies (Cost $269,868,792)                                          269,868,792

--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $20,626,888,873)                             99.9%     20,626,888,873
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.1          22,266,573

                                                                     -----------------------------------
NET ASSETS                                                                    100.0%   $ 20,649,155,446
                                                                     ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,706,831,059, or 27.64% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $830,375,599, which represents 4.02% of the Trust's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,513,787,662 or 7.33% of the Trust's net assets as of March 31, 2005.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


8            |             CENTENNIAL MONEY MARKET TRUST
ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005